Condensed Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 02, 2023	Jul. 03, 2022	Jul. 02, 2023	Jul. 03, 2022	Jan. 01, 2023	Jan. 02, 2022	Jan. 03, 2021
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 430	$ 604	$ 760	$ 1,132	$ 2,087	$ 2,031	$ (879)
Other comprehensive income (loss)
Foreign currency translation, net of taxes	(177)	(835)	(16)	(1,115)	(1,053)	(926)	855
Employee benefit plans, net of taxes	(10)	1	4	4	63	25	(11)
Derivatives and hedges, net of taxes	(8)	1	31	(3)
Other comprehensive income (loss)	(195)	(833)	19	(1,114)	(980)	(901)	845
Comprehensive income (loss)	$ 235	$ (229)	$ 779	$ 18	$ 1,107	$ 1,130	$ (34)